Operating Segment	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Operating Segment
4.	Operating Segment
Sawai’s operating segments are the components for which separate financial information is available, and the Board of Directors as the chief operating decision maker, regularly assesses the financial information in deciding how to allocate resources, measure performance and forecast future periods.
Sawai manufactures and sells generic pharmaceutical products with operations in Japan and the United States, each requires differing marketing strategies. Accordingly, Sawai has designated two operating segments, Japan Business segment, and the U.S. Business segment.

(1)	Segment Information
Year ended March 31, 2019

	Yen in millions
	Japan Business	U.S. Business	Total	Adjustments and elimination	Amount recorded in the consolidated statement of income
Segment revenue
Revenue from external customers	144,098	40,243	184,341	—	184,341

Segment profit	24,230	1,569	25,799	(1)	25,798

Finance income					421
Finance expenses					(553)

Profit before tax					25,666

Other items
Depreciation and amortization	10,898	5,382	16,280	—	16,280
Impairment loss	467	2,872	3,339	—	3,339

Year ended March 31, 2020

	Yen in millions
	Japan Business	U.S. Business	Total	Adjustments and elimination	Amount recorded in the consolidated statement of income
Segment revenue
Revenue from external customers	144,130	38,407	182,537	—	182,537

Segment profit	24,401	2,388	26,789	4	26,793

Finance income					295
Finance expenses					(591)

Profit before tax					26,497

Other items
Depreciation and amortization	11,893	6,061	17,954	—	17,954
Impairment loss	1,043	424	1,467	—	1,467

Year ended March 31, 2021

	Yen in millions
	Japan Business	U.S. Business	Total	Adjustments and elimination	Amount recorded in the consolidated statement of income
Segment revenue
Revenue from external customers	153,584	33,635	187,219	—	187,219

Segment profit (loss)	26,284	(7,396)	18,888	—	18,888

Finance income					138
Finance expenses					(566)

Profit before tax					18,460

Other items
Depreciation and amortization	11,866	6,425	18,291	—	18,291
Impairment loss	839	5,663	6,502	—	6,502
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit.

(2)	Products and Services
See Note 5 for revenue by key therapeutic category and its operating segment.

(3)	Geographic Information
Revenue from contracts with customers

	Yen in millions
	Year ended March 31,
	2019	2020	2021
Japan	144,098	144,130	153,584
U.S.	40,162	38,296	33,568
Other	81	111	67

Total	184,341	182,537	187,219

Non-current
Assets

	Yen in millions
	March 31,
	2020	2021
Japan	81,686	82,130
U.S.	100,337	97,362

Total	182,023	179,492

(4)	Information by Major Customer
External customers account for more than 10% of revenue are as follows:

	Yen in millions			Related segment
	Year ended March 31,
	2019	2020	2021
Mediceo Corporation	23,857	24,513	29,028	Japan Business
Alfresa Corporation	20,485	24,029	26,261	Japan Business